UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-02258

 NAME OF REGISTRANT:                     Eaton Vance Series Trust
                                         II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          (617) 482-8260

 DATE OF FISCAL YEAR END:               N/A

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005


ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


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Eaton Vance Series Trust II
--------------------------------------------------------------------------------------------------------------------------
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Income Fund of Boston, a series of Eaton Vance Series Trust II (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		10/31

Date of reporting period: 7/1/04-6/30/05


Eaton Vance Income Fund of Boston (the "Fund") is a feeder fund that invests exclusively in shares of Boston Income
Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio was filed on August 30, 2005 and can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1140882 and its file number is 811-10391.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the
Boston Income Portfolio.  The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders.  The voting information for the Portfolio's proxy appears below:


Company Name:	Boston Income Portfolio
Ticker:			N/A
ISIN:			N/A
Meeting Type:		Special
Meeting Date		April 29, 2005



PROP. #	PROPOSAL
PROPOSAL TYPE 	    PROPOSAL VOTE
		    FOR/AGAINST MANAGEMENT
01	To consider and act upon a proposal to elect a Board of Trustees.
Mgmt
Benjamin C. Esty	For: 99%  Against:    1%
                        For: 99%  Against:    1%

James B. Hawkes	        For: 99%  Against:    1%
	                For: 99%  Against:    1%

Samuel L. Hayes, III	For: 99%  Against:    1%
	                For: 99%  Against:    1%

William H. Park	        For: 99%  Against:    1%
	                For: 99%  Against:    1%


Ronald A. Pearlman	For: 99%  Against:    1%
	                For: 99%  Against:    1%

Norton H. Reamer	For: 99%  Against:    1%
	                For: 99%  Against:    1%

Lynn A. Stout	        For: 99%  Against:    1%
	                For: 99%  Against:    1%

Ralph F. Verni	        For: 99%  Against:    1%
                        For: 99%  Against:    1%




ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Tax-Managed Emerging Markets Fund, a series of Eaton Vance Series Trust II
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		6/30

Date of reporting period: 7/1/04-6/30/05

During the period, the Fund held no securities which required a proxy vote.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Series Trust II
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/31/2005